Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,400,000
Agent's Options [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	45,471
Exercise price of outstanding share options	$ 3.10
Expire June 25,2017 [Member] | Agent's Options [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	30,607
Exercise price of outstanding share options	$ 3.10
Expire November 20, 2017 [Member] | Agent's Options [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	13,912
Exercise price of outstanding share options	$ 3.10
Expire December 23, 2017 [Member] | Agent's Options [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	952
Exercise price of outstanding share options	$ 3.10